Income taxes	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Income taxes
Note 11.    Income taxes
The Canada Revenue Agency (CRA) has reassessed and proposed to reassess CIBC’s 2011–2018 taxation years for approximately
$
1,772
million
of additional income taxes related to the denial of deductions of certain dividends on bases including that the dividends were part of a “dividend rental arrangement”. The proposals for additional income taxes in respect of the 2018 taxation year are approximately
$170 millio
n
.
Subsequent taxation years may also be similarly reassessed. CIBC is confident that its tax filing positions are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim consolidated financial statements.
In May 2023, CIBC lost its appeal at the Federal Court of Appeal of a Tax Court of Canada decision which denied our claim of a foreign exchange capital loss. We had previously estimated the potential exposure to be approximately $200 million. Both the Tax Court of Canada and the Federal Court of Appeal heard a similar case on point and allowed the foreign exchange capital loss in question. The impact of this decision has been reflected in our interim consolidated financial statements, as have offsets from other adjustments. As previously disclosed, CIBC has potential exposure of approximately
$100 million

in respect of other similar matters. In this regard, CIBC has received proposed reassessments in respect of its 2018 taxation year, including in relation to capital losses and capital gains.
In prior years, the CRA issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). The CRA later entered into a settlement agreement with CIBC in respect to the portion of the Enron expenses deductible in Canada. CIBC has been working with the Internal Revenue Service to settle the portion of the Enron expenses deductible in the U.S. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.